Annual Total Returns (Bar Chart) - New Income Trust (New Income Trust, Series NAV, New Income Trust)	12 Months Ended
May 01, 2011
New Income Trust | Series NAV, New Income Trust
Bar Chart Table:
2006	7.90%
2007	5.88%
2008	(9.30%)
2009	18.09%
2010	6.96%